CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares, issued	172,296,610	170,859,604
Treasury shares, held in trust	193,740	45,868